Derivative Instruments - Schedule of Value of Derivatives from Power-Related Contracts (Details) - € / shares	Jun. 30, 2026	Dec. 31, 2025
Schedule of Value of Derivatives from Power-Related Contracts [Line Items]
Forward NO3 electricity price (EUR/MWh)
Discount rate	9.13%
Maximum [Member]
Schedule of Value of Derivatives from Power-Related Contracts [Line Items]
Forward NO3 electricity price (EUR/MWh)	84.39
Minimum [Member]
Schedule of Value of Derivatives from Power-Related Contracts [Line Items]
Forward NO3 electricity price (EUR/MWh)	22.29